Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000101132
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class I
Trading Symbol	EIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
AssetsNet	$ 2,920,203,178
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,920,203,178
# of Portfolio Holdings (including derivatives)	94
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	3.8%
Short-Term Investments - other	4.3%
Short-Term Investments - U.S. Treasury Obligations	91.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000111445
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class A
Trading Symbol	EAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[2]
AssetsNet	$ 2,920,203,178
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,920,203,178
# of Portfolio Holdings (including derivatives)	94
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	3.8%
Short-Term Investments - other	4.3%
Short-Term Investments - U.S. Treasury Obligations	91.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000014418
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class A
Trading Symbol	EAERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[3]
AssetsNet	$ 102,106,708
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$102,106,708
# of Portfolio Holdings (for Stock Portfolio)	58
Portfolio Turnover Rate (for Stock Portfolio)	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081632
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class C
Trading Symbol	ECERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[4]
AssetsNet	$ 102,106,708
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$102,106,708
# of Portfolio Holdings (for Stock Portfolio)	58
Portfolio Turnover Rate (for Stock Portfolio)	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000047558
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class I
Trading Symbol	EIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[5]
AssetsNet	$ 102,106,708
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$102,106,708
# of Portfolio Holdings (for Stock Portfolio)	58
Portfolio Turnover Rate (for Stock Portfolio)	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014485
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class A
Trading Symbol	ETTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[6]
AssetsNet	$ 3,143,805,408
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,143,805,408
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class C
Trading Symbol	ECTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%	[7]
AssetsNet	$ 3,143,805,408
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,143,805,408
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class I
Trading Symbol	EITMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[8]
AssetsNet	$ 3,143,805,408
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,143,805,408
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014466
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class A
Trading Symbol	EXTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[9]
AssetsNet	$ 1,843,225,320
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,843,225,320
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class C
Trading Symbol	EZTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%	[10]
AssetsNet	$ 1,843,225,320
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,843,225,320
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class I
Trading Symbol	EITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[11]
AssetsNet	$ 1,843,225,320
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,843,225,320
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized